RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 ICBS Ltd. [Member]	Dec. 31, 2012 ICBS Ltd. [Member]
Related Party Transaction [Line Items]
Loans from related parties	$ 70,998	$ 70,998	$ 80,474	$ 90,984
Contribution to paid in capital					46,626	51,960
Acquisition of intangible assets through related parties					12,685	13,138
Sale of assets	$ 5,334	$ 5,334			$ 5,334